Group - Statement of Financial Position - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Non-current assets
Tangible assets	$ 2,977	$ 2,884	$ 2,603
Right of use assets	142	142	136
Intangible assets	129	131	109
Investments in associates and joint ventures	1,675	1,651	1,608
Other investments	128	188	51
Inventories	56	69	77
Trade, other receivables and other assets	256	235	129
Deferred taxation	19	7	68
Cash restricted for use	32	31	31
Total Non-current assets	5,414	5,338	4,812
Current assets
Inventories	684	733	691
Trade, other receivables and other assets	251	229	223
Cash restricted for use	36	42	32
Cash and cash equivalents	1,011	1,330	1,870
Current assets other than non-current assets or disposal groups classified as held for sale	1,982	2,334	2,816
Assets held for sale	0	0	522
Total Current assets	1,982	2,334	3,338
Total assets	7,396	7,672	8,150
EQUITY AND LIABILITIES
Share capital and premium	7,219	7,214	7,209
Accumulated losses and other reserves	(3,579)	(3,519)	(4,588)
Shareholders' equity	3,640	3,695	2,621
Non-controlling interests	51	45	38
Total equity	3,691	3,740	2,659
Non-current liabilities
Borrowings	1,790	1,789	2,741
Lease liabilities	115	116	107
Environmental rehabilitation and other provisions	686	731	728
Provision for pension and post-retirement benefits	83	83	78
Trade, other payables and provisions	5	8	6
Deferred taxation	262	246	243
Total Non-current liabilities	2,941	2,973	3,903
Current liabilities
Borrowings	129	142	739
Lease liabilities	37	37	37
Trade, other payables and provisions	525	627	505
Taxation	71	153	73
Shareholders for dividends	2	0	0
Total current liabilities other than liabilities included in disposal groups classified as held for sale	764	959	1,354
Liabilities held for sale	0	0	234
Total Current liabilities	764	959	1,588
Total liabilities	3,705	3,932	5,491
Total equity and liabilities	$ 7,396	$ 7,672	$ 8,150